LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
SCHEDULE OF OPERATING LEASES

	Lease 1	Lease 2
Initial Lease Term	December 2017 to December 2021	November 2018 to November 2023
Renewal Term	January 2021 to December 2024	November 2023 to November 2028
Initial Recognition of right-of-use assets at January 1, 2019	$534,140	$313,301
Incremental Borrowing Rate	10%	10%

	Lease 1	Lease 2
Initial Lease Term	January 2021 to December 2021	November 2018 to November 2023
Renewal Lease Term	-	November 2023 to November 2028
New Initial Lease Term	January 2022 to December 2026	-
New Renewal Lease Term	January 2027 to December 2031	-
Initial Recognition of Right to use assets at January 1, 2019	$534,140	$313,301
New Initial Recognition of Right to use Assets at December 31, 2021	$977,220	$-
Incremental Borrowing Rate	10%	10%

SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR OPERATING LEASE LIABILITIES

Amounts due within twelve months of September 30, 2022
2022	$291,537
2023	300,286
2024	309,294
2025	318,573
2026	122,912
Thereafter	63,055
Total minimum lease payments	1,405,657
Less: effect of discounting	(291,713)
Present value of future minimum lease payments	1,113,944
Less: current obligations under leases	188,558
Long-term lease obligations	$925,386

Amounts due within twelve months of December 31
2022	$294,932
2023	293,683
2024	302,494
2025	311,569
2026	320,916
Thereafter	105,531
Total minimum lease payments	1,629,125
Less: effect of discounting	(380,599)
Present value of future minimum lease payments	1,248,526
Less: current obligations under leases	178,561
Long-term lease obligations	$1,069,965